Time charter revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Time charter revenue

13. Time charter revenue

Operating revenue from significant customers (constituting more than 10% of total time charter revenue) was as follows:

	Year Ended December 31,
Charterer	2023	2022	2021
CMA CGM	28.59%	29.62%	33.83%
MAERSK	30.82%	29.79%	22.81%
ZIM	13.49%	10.73%	7.49%